CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2018	$ 767	$ 219,505	$ (169,086)	$ 51,186
Share-based compensation to employees and service providers			1,496	1,496
Comprehensive loss			(20,778)	(20,778)
Balance at end of period at Jun. 30, 2019	767	219,505	(188,368)	31,904
Balance at beginning of period at Mar. 31, 2019	767	219,505	(178,397)	41,875
Share-based compensation to employees and service providers			937	937
Comprehensive loss			(10,908)	(10,908)
Balance at end of period at Jun. 30, 2019	767	219,505	(188,368)	31,904
Balance at beginning of period at Dec. 31, 2019	962	267,403	(208,363)	60,002
Share-based compensation to employees and service providers			1,425	1,425
Issuance of ordinary shares, net of expenses	24	6,339		6,363
Comprehensive loss			(33,204)	(33,204)
Balance at end of period at Jun. 30, 2020	986	273,742	(240,142)	34,586
Balance at beginning of period at Mar. 31, 2020	962	267,403	(224,718)	43,647
Share-based compensation to employees and service providers			623	623
Issuance of ordinary shares, net of expenses	24	6,339		6,363
Comprehensive loss			(16,047)	(16,047)
Balance at end of period at Jun. 30, 2020	$ 986	$ 273,742	$ (240,142)	$ 34,586